Income tax and deferred taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	6
Current tax expenses recognised	$ 1,901	$ (12,222)	$ (1,577)
Mining Royalties Operation [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	5.00%
Caliche Extraction Operation [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	5.38%
United States
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	6
Mexico
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	30.00%	30.00%
Prescriptive period for review legal deadline	5
Spain
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	4
Belgium
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	5
South Africa
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	28.00%	28.00%
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	5
Belgium | SQM Europe N.V. [Member] | Year 2017 [Member] | Difference due to transfer pricing [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Current tax expenses recognised		$ 1,068